                                             1933 Act Registration No.  33-60515
                                            1940 Act Registration No.  811-07279

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 24, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                      FORM N-1A
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                             (Registration No. 33-60515)

                           Pre-Effective Amendment No.
                                                     -------
                         Post-Effective Amendment No.   8
                                                     -------

                                        AND/OR
                           REGISTRATION STATEMENT UNDER THE
                            INVESTMENT COMPANY ACT OF 1940

                             (Registration No. 811-07279)
                                Amendment No.   9
                                             -------
                           (Check appropriate box or boxes)

                                PIPER FUNDS INC. -- II
                                ----------------------
                  (Exact Name of Registrant as Specified in Charter)

           Piper Jaffray Tower, 222 South 9th Street, Minneapolis, MN 55402
       ------------------------------------------------------------------------
         (Address of Principal Executive Offices)              (Zip Code)
       Registrant's Telephone Number, Including Area Code:   (6l2) 342-6384
                                                             ---------------
                                     Paul A. Dow
                        Piper Capital Management Incorporated
                                 Piper Jaffray Tower
                  222 South 9th Street, Minneapolis, Minnesota 55402
                  --------------------------------------------------
                       (Name and Address of Agent for Service)

                                       Copy to:
                                Kathleen L. Prudhomme
                                 Dorsey & Whitney LLP
                                220 South Sixth Street
                             Minneapolis, Minnesota 55402


It is proposed that this filing will become effective (check box):


    X     immediately upon filing pursuant to paragraph (b) of rule 485
---------
          on (specify date) pursuant to paragraph (b) of rule 485
---------
          75 days after filing pursuant to paragraph (a) of rule 485, unless --------- effectiveness is accelerated by the staff of the Securities and
          Exchange Commission
          on (specify date) pursuant to paragraph (a) of rule 485
---------
          60 days after filing pursuant to paragraph (a) of rule 485
---------

                                PIPER FUNDS INC. -- II
                         Registration Statement on Form N-1A

                ------------------------------------------------------

                                CROSS REFERENCE SHEET
                               Pursuant to Rule 481(a)
                ------------------------------------------------------

     Item No.                        Prospectus Heading
     --------                        ------------------

1.  Cover Page. . . . . . . . . .   Cover Page (no caption)

2.  Synopsis. . . . . . . . . . .   Fund Descriptions

3.  Financial Highlights. . . . .   Fund Descriptions

4.  General Description of
      Registrant. . . . . . . . .   Fund Descriptions

5.  Management of the Fund. . . .   Fund Descriptions

6.  Capital Stock and Other
      Securities. . . . . . . . .   Managing Your Investment--Holding Shares

7.  Purchase of Securities
      Being Offered . . . . . . .   Managing Your Investment--Buying Shares

8.  Redemption or Repurchase. . .   Managing Your Investment--Selling Shares

9.  Pending Legal Proceedings . .   General Information

                                    Statement of Additional Information Heading
                                    -------------------------------------------

10. Cover Page. . . . . . . . . .   Cover Page (no caption)

11. Table of Contents . . . . . .   Cover Page (no caption)

12. General Information
      and History . . . . . . . .   General Information; Pending Litigation

13. Investment Objectives
      and Policies. . . . . . . .   Investment Policies and Restrictions

14. Management of the Fund. . . .   Directors and Executive Officers

15. Control Persons and Principal
      Holders of Securities . . .   Capital Stock and Ownership of Shares

16. Investment Advisory and
      Other Services. . . . . . .   Investment Advisory and Other Services

17. Brokerage Allocation. . . . .   Portfolio Transactions and Allocation of
                                    Brokerage

18. Capital Stock and Other
      Securities. . . . . . . . .   Capital Stock and Ownership of Shares

19. Purchase, Redemption and
      Pricing of Securities
      Being Purchased . . . . . .   Net Asset Value and Public Offering Price;
                                    Performance Comparisons; Purchase of
                                    Shares; Redemption of Shares

20. Tax Status. . . . . . . . . .   Taxation

21. Underwriters. . . . . . . . .   Investment Advisory and Other Services;
                                    Portfolio Transactions and Allocation of
                                    Brokerage

22. Calculations of
      Performance Data. . . . . .   Performance Comparisons

23. Financial Statements. . . . .   Financial Statements

                             Incorporation by Reference
                                         and
                                   Explanatory Note


         Part A (Prospectus) of this Registration Statement is incorporated by reference from Post-Effective Amendment No. 42 to the Registration Statement of Piper Funds Inc. (File Nos. 33-10261 and 811-4905) filed on November 24, 1997. Such Prospectus combines two Registrants: one series of Piper Funds Inc.--II and two series of Piper Funds Inc.


         The Part B (Statement of Additional Information) of this Registration Statement is incorporated by reference from Post-Effective Amendment No. 42 to the Registration Statement of Piper Funds Inc. (File Nos. 33-10261 and 811-4905) filed on November 24, 1997. Such Part B also combines the same two Registrants: one series of Piper Funds Inc.--II and two series of Piper Funds Inc. Post-Effective Amendment No. 42 was filed pursuant to Rule 485(a) to become effective on the same day as this Registration Statement.

    This Registration Statement contains the cover page, cross-reference sheet, Part C, signature page and Exhibit 11.

                                        PART C

                                  OTHER INFORMATION

                       Adjustable Rate Mortgage Securities Fund

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

    (a) Financial statements are incorporated by reference to the Registrants' Annual Reports previously filed with the Commission.

    (b)  Exhibits of Adjustable Rate Mortgage Securities Fund:

         1.1  Articles of Incorporation (1)
         1.2  Amendment to Articles of Incorporation (1)
         2    Bylaws (1)
         5    Investment Advisory and Management Agreement (2)
         6.1  Underwriting and Distribution Agreement (2)
         6.2  Dealer Agreement (2)
         8    Custody and Investment Accounting Agreement (2)
         9.1  Agency Agreement (2)
         9.2  Shareholder Account Servicing Agreement with Piper Jaffray  (5)
         10   Opinion and Consent of Dorsey & Whitney P.L.L.P. (2)
         11   Consent of KPMG Peat Marwick LLP (6)
         15   Plan of Distribution (1)
         16   Computation of Performance Quotations (3)
         25   Power of Attorney (4)
-------------------------
    (1) Incorporated by reference to the Registrant's Registration Statement on Form N-14, File No. 33-58849.
    (2) Incorporated by reference to the initial Registration Statement of Piper Funds Inc.--II on Form N-1A filed June 23, 1995.
    (3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Piper Funds Inc.--II on Form N-1A filed September 5, 1995.
    (4) Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement of Piper Funds Inc. (File Nos. 33-10261 and 811-4905) on Form N-1A filed with the Commission on November 25, 1996.
    (5) Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed with the Commission on February 18, 1997.

    (6)  Filed herewith.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANTS

    No person is directly or indirectly controlled by or under common control with the Registrants.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

    As of November 14, 1997, Adjustable Rate Mortgage Securities Fund had 12,389 record holders of common shares.

ITEM 27.  INDEMNIFICATION

    The Articles of Incorporation and Bylaws of the Registrant provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner and under such circumstances, to the full extent permitted by
Section 302A.521, Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of
Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding of the person against judgments, penalties, fines, settlements, and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

    Insofar as the indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Information on the business of the Adviser is described in the section of the Prospectus, incorporated by reference in this Registration Statement, entitled "Management -- Investment Adviser."

    The officers and directors of the Adviser and their titles are as follow:

         Name                                Title
         ----                                -----

    Paul A. Dow                        Chief Executive Officer and
                                          Chief Investment Officer
    E. Peter Gillette, Jr.             Director
    Deborah K. Roesler                 Director
    Paula Meyer                        President and Director of Marketing
    Susan S. Miley                     Senior Vice President, General
                                          Counsel and Secretary
    Richard Daly                       Senior Vice President
    Michael C. Derck                   Senior Vice President
    John J. Gibas                      Senior Vice President
    Marijo A. Goldstein                Senior Vice President
    Mark R. Grotte                     Senior Vice President
    Jerry F. Gudmundson                Senior Vice President
    Joyce A. K. Halbe                  Senior Vice President
    Robert C. Hannah                   Senior Vice President
    Gregory Hanson                     Senior Vice President
    Lynne Harrington                   Senior Vice President
    Douglas Hedberg                    Senior Vice President
    Mary M. Hoyme                      Senior Vice President
    Kim Jenson                         Senior Vice President
    Jeffrey Johnson                    Senior Vice President
    Russell J. Kappenman               Senior Vice President
    Kimberly F. Kaul                   Senior Vice President
    Thomas S. McGlinch                 Senior Vice President
    Steven V. Markusen                 Senior Vice President
    Robert H. Nelson                   Senior Vice President
    Chris Neuharth                     Senior Vice President
    William Nimmo                      Senior Vice President
    Gary Norstrem                      Senior Vice President
    Nancy S. Olsen                     Senior Vice President
    Ronald R. Reuss                    Senior Vice President
    Bruce D. Salvog                    Senior Vice President
    Sandra K. Shrewsbury               Senior Vice President
    Eric L. Siedband                   Senior Vice President
    David M. Steele                    Senior Vice President
    Jill A. Thompson                   Senior Vice President
    John G. Wenker                     Senior Vice President
    Douglas J. White                   Senior Vice President
    Mark Austin                        Vice President
    Cynthia K. Castle                  Vice President
    Molly Destro                       Vice President
    Rochelle B. Gonzo                  Vice President
    Joan L. Harrod                     Vice President
    James Jenson, Jr.                  Vice President
    Amy K. Johnson                     Vice President
    Wan-Chong Kung                     Vice President

    David Luebke                       Vice President
    Jane C. Longueville                Vice President
    Yedda Marks                        Vice President
    Brent D. Mellum                    Vice President
    Steven Meyer                       Vice President
    Thomas Moore                       Vice President
    Paul D. Pearson                    Vice President
    Scott Richter                      Vice President
    Catherine M. Stienstra             Vice President
    Shaista Tajamal                    Vice President
    Jane K. Welter                     Vice President
    Fong P. Woo                        Vice President

    Principal occupations of Messrs. Dow and Nelson and Ms. Miley are set forth in the Statement of Additional Information under the heading "Directors and Officers." MR. GILLETTE has been a Director of the Adviser since 1997 and President and Chairman of Piper Trust since 1995, prior to which he was a Commissioner with the State of Minnesota since 1991. MS. MEYER has been President and Director of Marketing of the Adviser since 1997, prior to which she was a Senior Vice President of the Adviser since 1994, and prior thereto a Vice President of Secura Insurance, Appleton, Wisconsin from 1988 to 1994. MS. ROESLER has been a Director of the Adviser since 1997 and Chief Financial Officer/Treasurer of Piper Jaffray Companies Inc. since 1989.

    MR. DALY has been a Senior Vice President of the Adviser since November 1996, prior to which he had been a Vice President of the Adviser from 1992 to 1996. MR. DERCK has been a Vice President of the Adviser since 1992. MR. GIBAS has been a Senior Vice President of the Adviser since 1992. MS. GOLDSTEIN has been a Senior Vice President of the Adviser since 1993, prior to which she was a Vice President of the Adviser from 1991 to 1993. MR. GROTTE has been a Senior Vice President of the Adviser since 1992. MR. GUDMUNDSON has been a Senior Vice President of the Adviser since 1995, prior to which he was an Executive Vice President at Resource Capital Advisers from 1991 to 1995. MS. HALBE has been a Senior Vice President of the Adviser since 1997, prior to which she was a Vice President from 1996 to 1997, and prior thereto she was a Vice President at First Asset Management since 1990. MR. HANNAH has been a Senior Vice President of the Adviser since 1995, prior to which he was manager of Craig and Associates in Seattle, Washington from 1993 to 1994, and prior thereto, he was manager of Exvere in Seattle from January 1993 to August 1993 and a registered representative at Geneva in Irvine, California from 1991 to 1992. MR. HANSON has been a Senior Vice President and Portfolio Manager of the Adviser since 1997, prior to which he was employed at Washington Square Advisers, Minneapolis since 1979, most recently as a Senior Vice President and Portfolio Manager. MS. HARRINGTON has been a Senior Vice President of the Adviser since 1995, prior to which she was a Managing Director at Piper Jaffray Inc. in the Public Finance Department. MR. HEDBERG has been a Senior Vice President and Portfolio Manager of the Adviser since 1997, prior to which he was employed at Washington Square Advisers, Minneapolis, since 1981, most recently as an Executive Vice President, Managing Director and Portfolio Manager. MS. HOYME has been a Senior Vice President of the Adviser since 1997, prior to which she was a

Vice President of the Adviser from 1996 to 1997, and prior thereto, she had been a Vice President at First Asset Management since 1989. MS. JENSON has been a Senior Vice President of the Adviser since 1996, prior to which she was a Managing Director at Piper Trust since 1991. MR. JOHNSON has been a Senior Vice President and Portfolio Manager of the Adviser since 1997, prior to which he was a Vice President at First Asset Management since 1991. MR. KAPPENMAN has been a Senior Vice President of the Adviser since 1996, prior to which he was a Vice President of the Adviser from 1991 to 1996. MS. KAUL has been a Senior Vice President of the Adviser since 1996 and Director of Corporate Communications of the Adviser since 1991. MR. MCGLINCH has been a Senior Vice President of the Adviser since 1995, prior to which he had been a Vice President of the Adviser since 1992. MR. MARKUSEN has been a Senior Vice President of the Adviser since 1993, prior to which had been a senior vice president of Investment Advisers, Inc., in Minneapolis, Minnesota from 1989 to 1993. MR. NEUHARTH has been a Senior Vice President of the Adviser since 1997, prior to which he was a Vice President of the Adviser from 1996 to 1997, and prior thereto he had been a senior mortgage trader at FBS Mortgage since 1995. MR. NIMMO has been a Senior Vice President of the Adviser since 1997, prior to which he was a Vice President of the Adviser from 1996 to 1997, and prior thereto, a Vice President of Washington Square Capital Management since 1991. MR. NORSTREM has been a Senior Vice President of the Adviser since 1993, prior to which he was Treasurer of the City of Saint Paul, Minnesota for twenty-eight years. MS. OLSEN has been a Senior Vice President of the Adviser since 1991. MR. REUSS has been a Senior Vice President of the Adviser since 1989. MR. SALVOG has been a Senior Vice President of the Adviser since 1992. MS. SHREWSBURY has been a Senior Vice President of the Adviser since 1993, prior to which she had been a Managing Director of Piper Jaffray since 1992. MR. SIEDBAND has been a Senior Vice President of the Adviser since November 1996, prior to which he was a Vice President of the Adviser from 1992 to 1996. MR. STEELE has been a Senior Vice President of the Adviser since 1992. MS. THOMPSON has been a Senior Vice President of the Adviser since November 1996, prior to which she was a Vice President of the Adviser from 1994 to 1996, and prior thereto, a Vice President of Piper Jaffray since 1991. MR. WENKER has been a Senior Vice President of the Adviser since 1993, prior to which he had been a Managing Director of Piper Jaffray from 1992 to 1993. MR. WHITE has been a Senior Vice President of the Adviser since 1991.

    MR. AUSTIN has been a Vice President of the Adviser since 1997, prior to which he was an Assistant Vice President of the Adviser since 1994, and prior thereto, an associate in institutional marketing at Investment Advisers Inc. from 1992 to 1994. MS. CASTLE has been a Vice President of the Adviser since 1994, prior to which she was a client service associate of the Adviser since 1990. MS. DESTRO has been a Vice President of the Adviser since 1994, prior to which she was an Accounting Manager from 1993 to 1994 and mutual fund accountant from 1991 to 1993 with the Adviser. MS. GONZO has been a Vice President of the Adviser since 1996, prior to which she was a communications manager of the Adviser since 1993, and prior thereto, a senior financial communications specialist at Minnesota Mutual in St. Paul, Minnesota from 1986 to 1993. MS. HARROD has been a Vice President of the Adviser since 1992. MR. JENSON has been a Vice President of the Adviser since 1997, prior to which he was employed at Norwest Investment Services, Minneapolis, since 1989, most recently as a Vice President and Director of Product Management/Wholesaler.

MS. JOHNSON has been a Vice President of the Adviser since 1994, prior to which she was an Accounting Manager from 1993 to 1994 and mutual fund accountant from 1991 to 1993 with the Adviser. MS. KUNG has been a Vice President of the Adviser since 1993, prior to which she had been a Senior Consultant at Cytrol Inc. from 1989 to 1992. MR. LUEBKE has been a Vice President and Intermediate Equity Analyst of the Adviser since 1997, prior to which he was employed at First Bank System since 1986, most recently as a Vice President. MS. LONGUEVILLE has been a Vice President of the Adviser since November 1996, prior to which she was an Assistant Vice President since 1995, and prior thereto, a communications manager at the Adviser. MS. MARKS has been a Vice President of the Adviser since 1997, prior to which she worked in the derivatives department of Piper Jaffray Companies since 1994. MR. MELLUM has been a Vice President of the Adviser since 1996, prior to which he was an Assistant Vice President of the Adviser since 1995, and prior thereto, a credit analyst at the Adviser since 1993, and prior to that he was a student. MR. MEYER has been a Vice President of the Adviser since 1994 and manager of Systems Integration for the Adviser since 1991. MR. MOORE has been a Vice President of the Adviser since 1992. MR. PEARSON has been a Vice President of the Adviser since 1995, prior to which he was Mutual Funds Accounting Manager of the Adviser from 1994 to 1995 and prior thereto, Director of Fund Operations at Norwest Bank, Minneapolis from 1992 to 1994. MR. RICHTER has been a Vice President and Assistant General Counsel of the Adviser since 1997, prior to which he was an attorney at Popham Haik Schnobrich & Kaufman since 1982. MS. STIENSTRA has been a Vice President and a municipal bond trader of the Adviser since 1995, prior to which she was an assistant analyst of the Adviser from 1991 to 1994. MS. TAJAMAL has been a Vice President of the Adviser since 1995 and a portfolio manager of the Adviser since 1993, prior to which she was a money market analyst of the Adviser from 1990 to 1993. MS. WELTER has been a Vice President of the Adviser since 1994, prior to which she was a client service associate of the Adviser since 1993 and a mutual fund accountant with the Adviser from 1990 to 1993. MR. WOO has been a Vice President of the Adviser since 1994, prior to which he was a municipal credit analyst of the Adviser since 1992.


ITEM 29.  PRINCIPAL UNDERWRITERS

    (a) Piper Jaffray Inc. acts as principal underwriter for the Registrant and also for three other open-end investment companies, Piper Funds Inc. -- II, the shares of which are currently offered in one series, Piper Institutional Funds Inc., the shares of which are currently offered in one series and Piper Global Funds Inc., the shares of which are currently offered in two series. Piper Jaffray has acted as principal underwriter in connection with the initial public offering of shares of 23 closed-end investment companies.

    (b) The name, positions and offices with Piper Jaffray Inc., and positions and offices with the Registrant of each director and officer of Piper Jaffray Inc. are as follow:


                               Positions and Offices          Positions and Offices
       Name                      with Underwriter                with Registrant
------------------------    --------------------------        ---------------------
Addison L. Piper             Chairman of the Board of                None
                             Directors and Chief Executive
                             Officer

Andrew S. Duff               President                               None

Ralph W. Burnet              Member of the Board                     None
                             of Directors

Christopher E. Clouser       Member of the Board                     None
                             of Directors

Susan E. Engel               Member of the Board                     None
                             of Directors

Kathy Halbreich              Member of the Board                     None
                             of Directors

Robert S. Slifka             Member of the Board                     None
                             of Directors

David Stanley                Member of the Board                     None
                             of Directors

James J. Bellus              Managing Director                       None

AnnDrea M. Benson            Managing Director and                   None
                             General Counsel

David E. Rosedahl            Managing Director                       None
                             and Secretary

Darren L. Acheson            Managing Director                       None

Jeffrey C. Adamson           Managing Director                       None

Mark D. Appelbaum            Managing Director                       None

Jack M. Armstrong            Managing Director                       None

Lynda M. Babcock             Managing Director                       None

James J. Bellus              Managing Director                       None



                               Positions and Offices          Positions and Offices
       Name                      with Underwriter                with Registrant
------------------------    --------------------------        ---------------------

Lloyd K. Benson              Managing Director                       None

Christopher P. Bessette      Managing Director                       None

Gary J. Blauer               Managing Director                       None

Karen M. Bohn                Managing Director                       None

Eric A. Borg                 Managing Director                       None

Ronald O. Braun              Managing Director                       None

Jay A. Brunkhorst            Managing Director                       None

Edward M. Caillier           Managing Director                       None

Kenneth S. Cameranesi        Managing Director                       None

Joseph V. Caruso             Managing Director                       None

Antonio J. Cecin             Managing Director                       None

Joyce E. Chaney              Managing Director                       None

Kenneth P. Clark             Managing Director                       None

Linda A. Clark               Managing Director                       None

Stephen B. Clark             Managing Director                       None

John P. Clausen              Managing Director                       None

Carol L. Collias             Managing Director                       None

Mark Copman                  Managing Director                       None

David P. Crosby              Managing Director                       None

Mark A. Curran               Managing Director                       None

George S. Dahlman            Managing Director                       None

Michael D. Deede             Managing Director                       None

Joel R. Denney               Managing Director                       None



                               Positions and Offices          Positions and Offices
       Name                      with Underwriter                with Registrant
------------------------    --------------------------        ---------------------
Jack C. Dillingham           Managing Director                       None

Mark T. Donahoe              Managing Director                       None

Darci L. Doneff              Managing Director                       None

Stephen M. Dragos            Managing Director                       None

Andrew S. Duff               Managing Director                       None

Michael D. Duffy             Managing Director                       None

Andrew W. Dunleavy           Managing Director                       None

John O. Eaton                Managing Director                       None

William H. Ellis             Managing Director                       None

Fred R. Eoff, Jr.            Managing Director                       None

Richard D. Estenson          Managing Director                       None

Francis E. Fairman IV        Managing Director                       None

John R. Farrish              Managing Director                       None

James D. Fehrenbach          Managing Director                       None

Gordon R. Ferguson           Managing Director                       None

Paul Ferry                   Managing Director                       None

Mark E. Fisler               Managing Director                       None

Michael W. Follett           Managing Director                       None

Steven T. Frisbie            Managing Director                       None

Daniel P. Gallaher           Managing Director                       None

Peter M. Gill                Managing Director                       None

Kevin D. Grahek              Managing Director                       None

Paul D. Grangaard            Managing Director                       None



                               Positions and Offices          Positions and Offices
       Name                      with Underwriter                with Registrant
------------------------    --------------------------        ---------------------
Thomas J. Gunderson          Managing Director                       None

James S. Harrington          Managing Director                       None

Charles N. Hayssen           Managing Director                       None

William P. Henderson         Managing Director                       None

Allan F. Hickok              Managing Director                       None

Richard L. Hines             Managing Director                       None

David B. Holden              Managing Director                       None

Charles E. Howell, Jr.       Managing Director                       None

Bruce C. Huber               Managing Director                       None

John R. Jacobs               Managing Director                       None

Kim R. Jenson                Managing Director                       None

Earl L. Johnson              Managing Director                       None

Richard L. Johnson           Managing Director                       None

Nicholas P. Karos            Managing Director                       None

Paul P. Karos                Managing Director                       None

Lisa A. Kenvon               Managing Director                       None

Richard G. Kiss              Managing Director                       None

Gordon E. Knudsvig           Managing Director                       None

Jerome P. Kohl               Managing Director                       None

Michael J. Lanigan           Managing Director                       None

Eric W. Larson               Managing Director                       None

Michael L. Libera            Managing Director                       None

Marina M. Lyon               Managing Director                       None



                               Positions and Offices          Positions and Offices
       Name                      with Underwriter                with Registrant
------------------------    --------------------------        ---------------------
Michael R. Mach              Managing Director                       None

Robert E. Mapes              Managing Director                       None

Peter T. Mavroulis           Managing Director                       None

Robert B. McClanahan         Managing Director                       None

Michael P. McMahon           Managing Director                       None

Gregory T. McNellis          Managing Director                       None

Joseph E. Meyers, Jr.        Managing Director                       None

Davil L. Midgley             Managing Director                       None

Dennis V. Mitchell           Managing Director                       None

Edward P. Nicoski            Managing Director                       None

Barry J. Nordstrand          Managing Director                       None

Brooks G. O'Neil             Managing Director                       None

John P. O'Neill              Managing Director                       None

Benjamin S. Oehler           Managing Director                       None

Timothy J. Oswald            Managing Director                       None

John Otterlei                Managing Director                       None

William O. Patterson         Managing Director                       None

Robin C. Pfister             Managing Director                       None

Daniel J. Phillips           Managing Director                       None

Addison L. Piper             Managing Director                       None

Laurence S. Podobinski       Managing Director                       None

Steven J. Proeschel          Managing Director                       None

Rex W. Ramsay                Managing Director                       None



                               Positions and Offices          Positions and Offices
       Name                      with Underwriter                with Registrant
------------------------    --------------------------        ---------------------
Brian J. Ranallo             Managing Director                       None

Roger W. Redmond             Managing Director                       None

Stacey R. Rickert            Managing Director                       None

Robert P. Rinek              Managing Director                       None

Wesley L. Ringo              Managing Director                       None

Jim M. Roane                 Managing Director                       None

Deborah K. Roesler           Managing Director                       None

Ross E. Rogers               Managing Director                       None

Jeanne R. Rosengren          Managing Director                       None

Maxine D. Rossini            Managing Director                       None

Terry D. Sandven             Managing Director                       None

Thomas P. Schnettler         Managing Director                       None

Steven R. Schroll            Managing Director                       None

Joyce Nelson Schuette        Managing Director                       None\

David P. Sirianni            Managing Director                       None

Arch C. Smith                Managing Director                       None

Robert L. Sonnek             Managing Director                       None

Sandra G. Sponem             Managing Director                       None

Thomas E. Stanberry          Managing Director                       None

DeLos V. Steenson            Managing Director                       None

Richard J. Stream            Managing Director                       None

Robert A. Stuber             Managing Director                       None

D. Greg Sundberg             Managing Director                       None



                               Positions and Offices          Positions and Offices
       Name                      with Underwriter                with Registrant
------------------------    --------------------------        ---------------------
Robert D. Swerdling          Managing Director                       None

Garey T. Symington, Jr.      Managing Director                       None

William H. Teeter            Managing Director                       None

Ann C. Tillotson             Managing Director                       None

John F. Turner               Managing Director                       None

Marie A. Uhrich              Managing Director                       None

Momchilo Vucenich            Managing Director                       None

Charles M. Webster, Jr.      Managing Director                       None

Darrell L. Westby            Managing Director                       None

David R. Westcott            Managing Director                       None

Douglas R. Whitaker          Managing Director                       None

James H. Wilford             Managing Director                       None

Cindy L. Witt                Managing Director                       None

Stephen W. Woodard           Managing Director                       None

Mark E. Wren                 Managing Director                       None

Bradley F. Zilka             Managing Director                       None

Beverly J. Zimmer            Managing Director                       None



The principal business address of each of the individuals listed above is Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402-3804.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The physical possession of the accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 to 3la-3 promulgated thereunder is maintained by the Registrant at Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402-3804, except that the physical possession of certain accounts, books and other documents related to the custody of the Registrant's securities is maintained by Investors Fiduciary Trust Company, 127 West Tenth Street, Kansas City, Missouri 64105.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

    (a)  Not applicable.

    (b)  Not applicable.

    (c) Each recipient of a prospectus of any series of the Registrant may request the latest Annual Report of such series, and such Annual Report will be furnished by the Registrant without charge.

                                      SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 24th day of November 1997.

                                       PIPER FUNDS INC. -- II
                                       (Registrant)


                                       By  /s/ Paul A. Dow
                                           --------------------------------
                                          Paul A. Dow
                                          President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Paul A. Dow                 President (principal         November 24, 1997
---------------------------     executive officer)
Paul A. Dow


/s/ Robert H. Nelson            Treasurer (principal         November 24, 1997
---------------------------     financial and
Robert H. Nelson                accounting officer)

David T. Bennett*               Director

Jaye F. Dyer*                   Director

William H. Ellis*               Director

Karol D. Emmerich*              Director

Luella G. Goldberg*             Director

David A. Hughey*                Director

George Latimer*                 Director

*By  /s/ William H. Ellis
    ----------------------
    William H. Ellis, Attorney-in-Fact                       November 24, 1997